Transactions in Treasury Shares (Details) kr in Thousands	6 Months Ended
Jun. 30, 2022 SEK (kr) shares
Equity, Class of Treasury Stock [Line Items]
Transfer of treasury shares | kr	kr 236
Purchase of treasury shares | kr	kr 236
Treasury shares | Series C shares
Equity, Class of Treasury Stock [Line Items]
Number of shares issued | shares	5,908,019
Number of shares repurchased | shares	5,908,018